Notes Receivable and Convertible Note Payable (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Less current maturities	$ (25,000)	$ 0
Long-term maturities	85,000	50,000
Unamortized Discount	17,258	(4,253)
Convertible notes Payable	84,671	45,747
Related party notes	110,000
Mike Winterhalter [Member]
Related party notes	25,000	25,000
Julie Cameron Down Revocable Trust [Member]
Related party notes		$ 25,000
Mike Winterhalter One [Member]
Related party notes	25,000
Mike Winterhalter Two [Member]
Related party notes	20,000
Mike Winterhalter Three [Member]
Related party notes	20,000
Mike Winterhalter Four [Member]
Related party notes	10,000
Mike Winterhalter Five [Member]
Related party notes	$ 10,000